Business combination (Details)					1 Months Ended			12 Months Ended					1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jul. 31, 2012 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net) CNY	Jan. 31, 2011 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net) CNY	Apr. 30, 2009 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net) CNY	Dec. 31, 2014 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net) CNY	Dec. 31, 2010 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net) CNY	Dec. 31, 2011 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net)	Jan. 31, 2011 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net) IPR&D CNY	Jan. 31, 2011 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net) Trade name and domain name CNY	Jan. 31, 2011 Chengdu Ye Net Science and Technology Development Co., Ltd. (Ye Net) Completed game CNY
Business combination disclosures
Total consideration transferred					4,444,444	3,000,000	15,000,000		0
Percentage of equity interests acquired					20.00%	42.50%	30.00%
Equity interest increased to (as a percentage)									37.50%
Percentage of equity interest held					100.00%					80.00%
Allocation of purchase price
Identifiable intangible assets											2,120,000	1,380,000	2,860,000
Other identifiable tangible assets and liabilities						19,672,000
Identifiable net assets acquired						26,032,000
Cash consideration						3,000,000
Previously held equity interest on acquisition date						15,170,000
Noncontrolling interest at fair value						8,090,000
Goodwill						228,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation						1,591,000
Total goodwill arising from business combination	77,307,707	479,663,396	511,270,880	408,829,417		1,819,000
Weighted average amortization period at the acquisition date													2 years 9 months
Goodwill measurement period adjustment								0
Amount recorded in additional paid-in capital for difference between purchase consideration and the carrying amount of the non-controlling interest					912,252